Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.75%
Communication Services — 12.09%
37 Interactive Entertainment Network Technology Group Class A	200,100	$ 962,522
America Movil †	10,553,033	11,455,007
Baidu Class A †	324,950	5,542,276
Bharti Airtel	1,364,412	14,635,623
China United Network Communications Class A	1,392,900	921,246
G-bits Network Technology Xiamen Class A	21,800	1,473,861
iQIYI ADR †	96,526	515,449
Kuaishou Technology 144A #, †	246,800	1,696,295
NetEase	753,700	14,598,351
Saudi Telecom	719,570	8,345,454
Sitios Latinoamerica †	1	0
Tencent Holdings	997,920	42,312,985
Tencent Music Entertainment Group ADR †	128,377	947,422
Turkcell Iletisim Hizmetleri	807,096	1,126,126
Yandex Class A =, †	195,088	0
		104,532,617
Consumer Discretionary — 13.09%
Alibaba Group Holding †	1,343,800	13,988,730
Alibaba Group Holding ADR †	70,222	5,853,004
Bethel Automotive Safety Systems Class A	92,300	1,007,284
BYD Class H	160,500	5,146,378
Ford Otomotiv Sanayi	26,626	778,836
Geely Automobile Holdings	3,100,000	3,806,323
H World Group ADR †	27,416	1,063,192
Hyundai Mobis	2,532	448,283
Hyundai Motor	84,696	13,322,201
JD.com Class A	382,161	6,517,591
Kia	201,073	13,544,486
LG Electronics	40,555	3,925,257
Li Auto Class A †	170,400	2,950,304
Li Ning	652,500	3,523,619
Lojas Renner	540,254	2,263,376
Maruti Suzuki India	23,106	2,763,450
Meituan Class B 144A 144A #, †	678,112	10,633,418
Naspers Class N	41,575	7,510,991
PDD Holdings ADR †	75,475	5,218,341
Shenzhou International Group Holdings	295,700	2,840,043
Trip.com Group ADR †	26,494	927,290
Vipshop Holdings ADR †	73,457	1,212,041
Yum China Holdings	70,297	3,971,781
		113,216,219
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 8.26%
Ambev	3,335,313	$ 10,741,098
BIM Birlesik Magazalar	333,262	2,183,555
China Mengniu Dairy †	1,515,000	5,725,624
China Resources Beer Holdings	1,002,000	6,621,439
Chongqing Brewery Class A	36,601	464,795
CP ALL	1,465,000	2,582,499
Fix Price Group GDR 144A #, =, †	1,489,220	0
Hindustan Unilever	104,115	3,404,040
ITC	3,039,292	16,758,717
Jiangsu Yanghe Brewery Joint-Stock Class A	45,900	830,983
Kweichow Moutai Class A	15,501	3,613,348
Shanxi Xinghuacun Fen Wine Factory Class A	85,015	2,168,701
Wal-Mart de Mexico	3,419,669	13,563,202
Wuliangye Yibin Class A	122,161	2,757,835
		71,415,836
Energy — 6.16%
Banpu	2,748,300	686,009
China Petroleum & Chemical Class H	2,276,000	1,338,152
China Shenhua Energy Class A	479,592	2,031,924
China Shenhua Energy Class H	1,403,000	4,299,661
Guanghui Energy Class A	712,238	674,073
LUKOIL PJSC =	276,569	0
PetroChina Class H	5,788,000	4,018,943
Petroleo Brasileiro	318,171	2,202,784
Prio †	369,976	2,873,607
PTT Exploration & Production	1,900,600	8,040,897
Reliance Industries	434,439	13,541,936
Saudi Arabian Oil 144A #	701,195	6,029,151
Shaanxi Coal Industry Class A	1,611,000	4,038,232
Shanxi Coking Coal Energy Group Class A	480,700	603,483
Shanxi Lu'an Environmental Energy Development Class A	736,800	1,657,292
Yankuang Energy Group Class H	442,000	1,269,035
		53,305,179
Financials — 23.10%
Agricultural Bank of China Class A	9,601,600	4,668,756
Al Rajhi Bank	670,584	13,051,599
Alinma Bank	114,059	1,018,737
Axis Bank	1,071,624	12,930,595
Bajaj Finance	8,851	775,224
Banco do Brasil	949,823	9,819,189
Bank Central Asia	27,910,500	17,117,467
Bank of China Class A	6,168,879	3,321,250
NQ- IV9630 [0623] 0823 (3053836)    1

Consolidated schedule of investments
Delaware Ivy Systematic Emerging Markets Equity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Bank of China Class H	34,775,000	$ 13,961,901
Bank Rakyat Indonesia Persero	48,301,000	17,634,292
BB Seguridade Participacoes	1,326,513	8,518,916
China Construction Bank Class A	3,020,500	2,604,834
China Construction Bank Class H	14,273,000	9,240,678
China Life Insurance Class H	829,000	1,387,733
China Merchants Bank Class H	566,500	2,583,858
Credicorp	65,638	9,690,794
FirstRand	4,345,437	15,833,827
Grupo Financiero Banorte Class O	983,000	8,087,051
ICICI Bank	2,309,731	26,444,081
Industrial & Commercial Bank of China Class H	12,798,000	6,839,399
Kasikornbank	442,300	1,621,746
KB Financial Group †	78,074	2,833,672
PICC Property & Casualty Class H	2,408,000	2,681,205
Ping An Insurance Group Co. of China Class H	337,500	2,155,585
Saudi National Bank	120,000	1,177,380
Sberbank of Russia ADR =, †	1,032,386	0
SCB X	807,000	2,424,073
Shinhan Financial Group	52,995	1,370,039
		199,793,881
Healthcare — 1.75%
Bangkok Dusit Medical Services	1,868,700	1,449,422
Bloomage Biotechnology Class A	62,950	773,937
China Resources Sanjiu Medical & Pharmaceutical Class A	359,300	3,000,411
CSPC Pharmaceutical Group	2,276,000	1,980,755
Hubei Jumpcan Pharmaceutical Class A	175,500	702,620
Imeik Technology Development Class A	29,574	1,814,136
Shenzhen Mindray Bio-Medical Electronics Class A	62,200	2,573,954
Wuxi Biologics Cayman 144A 144A #, †	596,500	2,866,811
		15,162,046
Industrials — 4.78%
Airports of Thailand †	1,594,300	3,226,372
Eva Airways	773,000	991,700
Evergreen Marine Taiwan	503,200	1,516,902
GoodWe Technologies	36,894	851,109
Guangzhou Great Power Energy & Technology Class A †	111,300	737,899
Hindustan Aeronautics	22,308	1,033,196
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
KOC Holding	1,179,606	$ 4,723,794
Korea Aerospace Industries	35,447	1,439,615
Larsen & Toubro	736,228	22,261,693
Xiamen C & D Class A	336,358	505,768
Yang Ming Marine Transport	913,000	1,854,150
YTO Express Group Class A	331,200	664,614
ZTO Express Cayman ADR	59,679	1,496,749
		41,303,561
Information Technology — 24.05%
Accton Technology	66,000	742,382
Delta Electronics	299,794	3,322,417
E Ink Holdings	393,000	2,858,808
eMemory Technology	32,382	2,317,728
Hon Hai Precision Industry	1,431,000	5,202,744
Infosys	1,079,360	17,580,500
Largan Precision	73,000	5,007,620
Lenovo Group	1,030,000	1,079,313
MediaTek	478,879	10,600,396
Nan Ya Printed Circuit Board	363,000	3,097,110
Novatek Microelectronics	458,000	6,288,418
Samsung Electro-Mechanics	8,760	967,135
Samsung Electronics	909,589	50,084,956
Samsung SDI	4,115	2,101,261
SK Hynix	12,923	1,135,472
Taiwan Semiconductor Manufacturing	3,603,404	66,566,883
Tata Consultancy Services	394,134	15,925,909
Unimicron Technology	958,000	5,447,824
United Microelectronics	1,668,000	2,620,782
Wiwynn	110,000	5,027,272
		207,974,930
Materials — 3.73%
AngloGold Ashanti	68,910	1,458,641
Gold Fields	184,936	2,571,050
LG Chem	14,376	7,318,274
POSCO Holdings	29,476	8,723,480
Tata Steel	1,332,556	1,825,760
Vale	604,723	8,127,047
YongXing Special Materials Technology Class A	111,930	968,185
Yunnan Aluminium Class A	715,100	1,259,047
		32,251,484
Real Estate — 1.31%
China Overseas Land & Investment	1,337,500	2,925,976
China Resources Land	1,486,000	6,323,917
Country Garden Services Holdings	703,000	912,254

2    NQ- IV9630 [0623] 0823 (3053836)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Etalon Group GDR †	2,791,564	$ 0
KE Holdings ADR †	80,700	1,198,395
		11,360,542
Utilities — 0.43%
Centrais Eletricas Brasileiras	445,920	3,705,601
		3,705,601
Total Common Stocks (cost $763,848,794)		854,021,896

Preferred Stock — 0.75%
Petroleo Brasileiro 16.90% ω	1,057,598	6,524,674
Total Preferred Stock (cost $3,225,746)		6,524,674

Short-Term Investments — 0.15%
Money Market Mutual Funds — 0.15%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	312,747	312,747
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	312,748	312,748
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	312,748	312,748
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	312,747	312,747
Total Short-Term Investments (cost $1,250,990)		1,250,990

Total Value of Securities—99.65% (cost $768,325,530)		861,797,560
Receivables and Other Assets Net of Liabilities—0.35%		3,043,048
Net Assets Applicable to 47,827,544 Shares Outstanding—100.00%		$864,840,608

†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $21,225,675, which represents 2.45% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PJSC – Private Joint Stock Company

NQ- IV9630 [0623] 0823 (3053836)    3